Notes Payable, Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Unsecured promissory note, interest rate of 4.25% and 8% per annum		$ 12
Total notes payable, related parties		12
Less: current portion of notes payable, related parties		12
Total notes payable, long-term